As filed with the Securities and Exchange Commission on March 16, 2017.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 292	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 296	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Strategic Income Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 16th day of March, 2017.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of March, 2017.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ Charles R. Nelson* Charles R. Nelson	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ John J. Neuhauser* John J. Neuhauser	Trustee

/s/ Douglas A. Hacker* Douglas A. Hacker	Chair of the Board	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee

/s/ Janet L. Carrig* Janet L. Carrig	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Nancy T. Lukitsh* Nancy T. Lukitsh	Trustee	/s/ Anne-Lee Verville* Anne-Lee Verville	Trustee

/s/ David M. Moffett* David M. Moffett	Trustee

* By:	/s/ Joseph D’ Alessandro
Name:	Joseph D’ Alessandro**
Attorney-in-fact

**	Executed by Joseph D’ Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016 and incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on May 27, 2016, and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 26, 2016, and incorporated by reference to Post-Effective Amendment No. 251 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 12, 2016.

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase